CUSTOMERS' REFUNDABLE FEES	12 Months Ended
Dec. 31, 2014
CUSTOMERS' REFUNDABLE FEES [Abstract]
CUSTOMERS' REFUNDABLE FEES
15.	CUSTOMERS' REFUNDABLE FEES

A roll-forward of customers' refundable fees was as follows:\

	As of December 31,
	2013	2014
	US$	US$
Balance at beginning of year	18,449	53,066
Cash received from customers during the year	375,363	475,590
Revenue recognized in earnings during the year	(188,102)	(229,985)
Remitted and payable to sales and marketing agents during the year	(42,460)	(98,085)
Refunds paid during the year	(111,272)	(158,022)
Foreign currency translation adjustments	1,088	(172)
Balance at end of year	53,066	42,392